RELATED PARTY TRANSACTIONS - Finance Income (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Total	Rp 572	Rp 771	Rp 614
% of total finance income	71.59%	70.40%	60.55%
State-owned banks
Transactions with related parties
Total	Rp 564	Rp 743	Rp 596
% of total finance income	70.59%	67.85%	58.78%
Government agencies
Transactions with related parties
Total	Rp 8	Rp 18	Rp 12
% of total finance income	1.00%	1.64%	1.18%
Others (each below Rp75 billion)
Transactions with related parties
Total		Rp 10	Rp 6
% of total finance income		0.91%	0.59%